Fair Value Measurements Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value Hierarchy By Assets and Liabilities Measured At Fair Value On A Recurring Basis [Table Text Block]
The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
	(Dollars in Millions)
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement plan assets	$474	$560	$466	$1,500
Liability Category
Foreign currency instruments	$—	$16	$—	$16

	December 31, 2010
	(Dollars in Millions)
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement plan assets	$383	$488	$462	$1,333
Foreign currency instruments	—	1	—	1
Total	$383	$489	$462	$1,334
Liability Category
Interest rate swaps	$—	$1	$—	$1

United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Retirement Plan Assets [Table Text Block]
The fair values of the Company’s U.S. retirement plan assets are as follows:

	December 31, 2011
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$176	$—	—	$176
Common trust funds	—	216	—	216
LDI	—	256	—	256
GTAA	—	—	142	142
Common and preferred stock	150	—	—	150
HFF	—	—	128	128
Cash and cash equivalents	74	—	—	74
Insurance contracts	—	—	10	10
Total	$400	$472	280	$1,152

	December 31, 2010
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$140	$—	$—	$140
Common trust funds	—	205	—	205
LDI	—	208	—	208
GTAA	—	—	150	150
Common and preferred stock	139	—	—	139
HFF	—	—	119	119
Cash and cash equivalents	26	—	—	26
Insurance contracts	—	—	9	9
Total	$305	$413	$278	$996

Significant Unobservable Inputs Used In Fair Value Measurement [Table Text Block]

The fair value measurements which used significant unobservable inputs are as follows:

	GTAA	HFF	Insurance contracts
	(Dollars in Millions)
Predecessor – Ending balance at December 31, 2009	$130	$113	$10
Actual return on plan assets:
Relating to assets still held at the reporting date	11	3	1
Purchases, sales and settlements	—	—	(1)
Predecessor – Ending balance at October 1, 2010	$141	$116	$10
Actual return on plan assets:
Relating to assets still held at the reporting date	9	3	(1)
Successor – Ending balance at December 31, 2010	$150	$119	$9
Actual return on plan assets:
Relating to assets still held at the reporting date	(8)	(1)	1
Purchases, sales and settlements	—	10	—
Successor – Ending balance at December 31, 2011	$142	$128	$10

Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Retirement Plan Assets [Table Text Block]
The fair values of the Company’s Non-U.S. retirement plan assets are as follows:

	December 31, 2011
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$180	$180
Treasury and government securities	—	58	—	58
Registered investment companies	53	—	—	53
Cash and cash equivalents	12	—	—	12
Corporate debt securities	—	14	—	14
Common trust funds	—	6	—	6
Limited partnerships (HFF)	—	—	6	6
Common and preferred stock	2	—	—	2
Other	7	10	—	17
Total	$74	$88	$186	$348

	December 31, 2010
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$179	$179
Treasury and government securities	—	51	—	51
Registered investment companies	62	—	—	62
Cash and cash equivalents	13	—	—	13
Corporate debt securities	—	8	—	8
Common trust funds	—	6	—	6
Limited partnerships (HFF)	—	—	5	5
Common and preferred stock	3	—	—	3
Other	—	10	—	10
Total	$78	$75	$184	$337

Significant Unobservable Inputs Used In Fair Value Measurement [Table Text Block]
Fair value measurements which used significant unobservable inputs are as follows:

	Insurance contracts	HFF
	(Dollars in Millions)
Predecessor – Ending balance at December 31, 2009	$180	$4
Actual return on plan assets:
Relating to assets held at the reporting date	(1)	—
Purchases, sales and settlements	(1)	—
Predecessor – Ending balance at October 1, 2010	$178	$4
Actual return on plan assets:
Relating to assets held at the reporting date	(1)	—
Purchases, sales and settlements	2	1
Successor – Ending balance at December 31, 2010	$179	$5
Actual return on plan assets:
Relating to assets held at the reporting date	4	—
Purchases, sales and settlements	(3)	1
Successor – Ending balance at December 31, 2011	$180	$6